UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04193

RSI Retirement Trust
(Exact name of registrant as specified in charter)

150 East 42nd Street New York, NY		10017
(Address of principal executive offices)		(Zip code)

150 East 42nd Street New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-772-3615

Date of fiscal year end:	September 30, 2006

Date of reporting period:	December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

RSI Retirement Trust
Core Equity Fund

Statement of Investments
December 31, 2005
(Unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
CONSUMER DISCRETIONARY (11.2%)
Amazon.com, Inc. *	1,350	$63,653
AutoNation, Inc. *	836	18,166
AutoZone, Inc. *	269	24,681
Bed Bath & Beyond, Inc. *	1,411	51,008
Best Buy Co., Inc. (a)	1,878	81,655
Big Lots, Inc. * (a)	679	8,155
Black & Decker Corp. (The)	319	27,740
Brunswick Corp.	504	20,493
Carnival Corp.	24,176	1,292,691
Centex Corp. (a)	578	41,321
Circuit City Stores, Inc.	794	17,936
Clear Channel Communications, Inc.	2,505	78,782
Coach, Inc. *	30,575	1,019,371
Comcast Corp., Class A *	10,413	270,321
Constellation Brands, Inc., Class A *	900	23,607
Cooper Tire & Rubber Co. (a)	392	6,005
Dana Corp. (a)	792	5,687
Darden Restaurants, Inc. (a)	597	23,211
Dillard’s, Inc., Class A	358	8,886
Dollar General Corp.	1,527	29,120
Dow Jones & Co., Inc. (a)	244	8,660
E.W. Scripps Co. (The), Class A (a)	403	19,352
Eastman Kodak Co.	1,413	33,064
eBay, Inc. *	26,509	1,146,514
Family Dollar Stores, Inc.	848	21,022
Federated Department Stores, Inc.	1,212	80,392
Ford Motor Co. (a)	8,830	68,168
Fortune Brands, Inc.	670	52,273
Gannett Co., Inc.	1,201	72,745
Gap, Inc. (The) (a)	2,768	48,828
General Motors Corp. (a)	2,643	51,327
Genuine Parts Co.	861	37,815
Goodyear Tire & Rubber Co. * (a)	870	15,121
Harley-Davidson, Inc. (a)	1,321	68,018
Harrah’s Entertainment, Inc.	874	62,307
Hasbro, Inc.	860	17,355
Hilton Hotels Corp.	1,621	39,082
Home Depot, Inc. (The)	10,118	409,577
International Game Technology	1,604	49,371
Interpublic Group of Cos., Inc. * (a)	2,013	19,425
J.C. Penney Co., Inc.	24,438	1,358,752
Johnson Controls, Inc. (a)	896	65,327
Jones Apparel Group, Inc.	545	16,742
KB Home	328	23,832
Knight-Ridder, Inc. (a)	337	21,332
Kohl’s Corp. * (a)	1,666	80,968
Leggett & Platt, Inc.	884	20,297
Limited Brands, Inc.	1,712	38,263
Liz Claiborne, Inc.	527	18,877
Lowe’s Cos., Inc. (a)	3,710	247,309

Marriott International, Inc., Class A	18,230	1,220,863
Mattel, Inc.	1,966	31,102
Maytag Corp.	424	7,980
McDonald’s Corp. (a)	5,894	198,746
McGraw-Hill Cos., Inc. (The)	1,752	90,456
Meredith Corp.	232	12,143
New York Times Co. (The), Class A	698	18,462
Newell Rubbermaid, Inc. (a)	1,332	31,675
News Corp., Class A	11,600	180,380
Nike, Inc., Class B	14,849	1,288,745
Nordstrom, Inc.	1,014	37,924
Office Depot, Inc. *	1,516	47,602
OfficeMax, Inc.	290	7,354
Omnicom Group, Inc.	869	73,978
Pixar Animation Studios *	14,400	759,168
Pulte Homes, Inc.	1,044	41,092
RadioShack Corp.	605	12,723
Reebok International Ltd.	294	17,120
Reynolds American, Inc. (a)	384	36,607
Sears Holdings Corp. * (a)	460	53,144
Sherwin-Williams Co. (a)	574	26,071
Snap-on, Inc. (a)	290	10,892
Stanley Works Co. (The) (a)	368	17,679
Staples, Inc.	3,459	78,554
Starbucks Corp. *	3,702	111,097
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,043	66,606
Target Corp.	25,130	1,381,395
Tiffany & Co. (a)	669	25,616
Time Warner, Inc.	22,254	388,110
TJX Cos., Inc. (The) (a)	2,244	52,128
Tribune Co.	1,231	37,250
Univision Communications, Inc. * (a)	28,175	828,063
V.F. Corp. (a)	417	23,077
Viacom, Inc., Class B	7,553	246,228
Wal-Mart Stores, Inc.	11,866	555,329
Walt Disney Co. (The)	9,105	218,247
Wendy’s International, Inc.	558	30,835
Whirlpool Corp.	259	21,694
Whole Foods Market, Inc.	653	50,536
Yum! Brands, Inc.	1,359	63,710
		14,578,470

CONSUMER STAPLES (7.9%)
Alberto-Culver Co., Class B	388	17,751
Albertson’s, Inc.	1,749	37,341
Altria Group, Inc.	9,822	733,900
Anheuser-Busch Cos., Inc.	3,619	155,472
Archer Daniels Midland Co.	3,105	76,569
Avon Products, Inc. (a)	2,254	64,352
Brown-Forman Corp., Class B (a)	410	28,421
Campbell Soup Co.	841	25,037
Clorox Co. (The)	669	38,059
Coca-Cola Co. (The)	9,793	394,756
Coca-Cola Enterprises, Inc.	1,483	28,429
Colgate-Palmolive Co.	2,492	136,686
ConAgra Foods, Inc. (a)	2,485	50,396
Costco Wholesale Corp.	2,305	114,028
CVS Corp.	3,832	101,241
General Mills, Inc.	1,788	88,184
H.J. Heinz Co.	1,648	55,571
Hershey Foods Corp. (a)	844	46,631
Kellogg Co. (a)	1,225	52,945
Kimberly-Clark Corp.	2,282	136,121

Kroger Co. (The) *	3,457	65,268
McCormick & Co., Inc. (a)	631	19,511
Molson Coors Brewing Co., Class B (a)	234	15,676
Pepsi Bottling Group, Inc. (The)	688	19,684
PepsiCo, Inc.	42,699	2,522,657
Plum Creek Timber Co., Inc.	922	33,238
Procter & Gamble Co. (a)	52,965	3,065,615
Safeway, Inc.	2,105	49,804
Sara Lee Corp.	3,688	69,703
SUPERVALU, Inc. (a)	694	22,541
Sysco Corp.	3,019	93,740
Tyson Foods, Inc., Class A	1,200	20,520
UST, Inc.	811	33,113
Walgreen Co.	26,692	1,181,388
William Wrigley Jr. Co. (a)	11,452	761,443
		10,355,791

ENERGY (9.4%)
Amerada Hess Corp.	400	50,728
Anadarko Petroleum Corp.	1,166	110,479
Apache Corp.	1,560	106,891
Ashland, Inc.	356	20,612
Baker Hughes, Inc. (a)	17,698	1,075,684
BJ Services Co.	1,514	55,518
Burlington Resources, Inc.	1,780	153,436
Canadian Natural Resources Ltd.	29,675	1,472,474
Chevron Corp.	10,704	607,666
ConocoPhillips	6,528	379,799
Devon Energy Corp.	2,196	137,338
EOG Resources, Inc.	1,134	83,202
Exxon Mobil Corp.	29,452	1,654,318
Halliburton Co.	14,212	880,576
Kerr-McGee Corp.	594	53,971
Marathon Oil Corp. (a)	1,754	106,941
Murphy Oil Corp.	776	41,896
Nabors Industries Ltd. * (a)	778	58,934
National-Oilwell, Inc. *	860	53,922
Noble Corp. (a)	14,092	994,050
Occidental Petroleum Corp. (a)	1,955	156,165
Rowan Cos., Inc. (a)	527	18,782
Schlumberger Ltd.	2,781	270,174
Sunoco, Inc. (a)	628	49,223
Transocean, Inc. *	1,572	109,553
Valero Energy Corp.	17,358	895,673
Weatherford International, Inc. *	30,435	1,101,747
XTO Energy, Inc.	35,175	1,545,589
		12,245,341

FINANCIALS (17.7%)
ACE Ltd.	1,358	72,572
AFLAC, Inc.	24,114	1,119,372
Allstate Corp. (The)	3,098	167,509
Ambac Financial Group, Inc.	513	39,532
American Express Co.	5,867	301,916
American International Group, Inc.	35,617	2,430,147
Ameriprise Financial, Inc.	1,173	48,093
AmSouth Bancorp.	1,641	43,011
Aon Corp.	1,489	53,530
Apartment Investment & Management Co.	428	16,208
Archstone-Smith Trust	1,000	41,890
Bank of America Corp.	18,990	876,389
Bank of New York Co., Inc.	3,662	116,635
BB&T Corp.	2,605	109,176

Bear Stearns Cos., Inc.	540	62,386
Capital One Financial Corp. (a)	1,419	122,602
Charles Schwab Corp.	4,941	72,484
Chubb Corp.	951	92,865
Cincinnati Financial Corp.	769	34,359
CIT Group, Inc.	1,000	51,780
Citigroup, Inc.	67,621	3,281,646
Comerica, Inc.	770	43,705
Compass Bancshares, Inc.	600	28,974
Countrywide Financial Corp.	2,830	96,758
E*TRADE Financial Corp. * (a)	1,800	37,548
Equity Office Properties Trust (a)	1,963	59,538
Equity Residential	1,327	51,912
Fannie Mae	4,585	223,794
Federated Investors, Inc. (a)	425	15,742
Fifth Third Bancorp	2,578	97,242
First Horizon National Corp.	540	20,758
Franklin Resources, Inc. (a)	23,076	2,169,374
Freddie Mac	3,244	211,995
Genworth Financial, Inc., Class A (a)	25,300	874,874
Golden West Financial Corp.	1,252	82,632
Goldman Sachs Group, Inc. (The)	2,134	272,533
Hartford Financial Services Group, Inc.	1,385	118,958
Huntington Bancshares, Inc.	1,127	26,766
J.P. Morgan Chase & Co.	16,682	662,109
Janus Capital Group, Inc.	1,197	22,300
Jefferson-Pilot Corp.	647	36,834
KeyCorp	1,909	62,863
Lehman Brothers Holdings, Inc.	1,315	168,544
Lincoln National Corp. (a)	786	41,682
Loews Corp.	638	60,514
M&T Bank Corp.	435	47,437
Marsh & McLennan Cos., Inc. (a)	2,556	81,179
Marshall & Ilsley Corp.	1,018	43,815
MBIA, Inc.	668	40,187
MBNA Corp.	5,930	161,059
Mellon Financial Corp.	1,960	67,130
Merrill Lynch & Co., Inc.	29,518	1,999,253
MetLife, Inc.	3,549	173,901
MGIC Investment Corp. (a)	457	30,080
Moody’s Corp.	1,192	73,213
Morgan Stanley	5,124	290,736
National City Corp.	2,695	90,471
North Fork Bancorp., Inc.	2,271	62,135
PNC Financial Services Group, Inc.	1,370	84,707
Principal Financial Group, Inc.	1,361	64,552
Progressive Corp. (The)	944	110,240
ProLogis	1,112	51,953
Prudential Financial, Inc. (a)	2,443	178,803
Public Storage, Inc. (a)	349	23,634
Regions Financial Corp.	2,221	75,869
SAFECO Corp.	624	35,256
Simon Property Group, Inc.	884	67,741
SLM Corp.	1,933	106,489
Sovereign Bancorp, Inc.	1,765	38,159
St. Paul Travelers Cos., Inc. (The)	3,231	144,329
State Street Corp.	1,522	84,380
SunTrust Banks, Inc.	1,745	126,966
Synovus Financial Corp. (a)	1,512	40,839
T. Rowe Price Group, Inc. (a)	625	45,019
Torchmark Corp. (a)	462	25,687
U.S. Bancorp (a)	33,909	1,013,540

UnumProvident Corp. (a)	1,476	33,579
Vornado Realty Trust	521	43,488
Wachovia Corp. (a)	7,450	393,807
Washington Mutual, Inc.	4,758	206,973
Wells Fargo & Co.	7,957	499,938
XL Capital Ltd., Class A	824	55,521
Zions Bancorp	21,882	1,653,403
		23,007,519

HEALTH CARE (18.3%)
Abbott Laboratories (a)	26,481	1,044,146
Aetna, Inc.	16,404	1,547,061
Allergan, Inc.	572	61,753
AmerisourceBergen Corp.	894	37,012
Amgen, Inc. *	5,797	457,151
Applera Corp. (Applied Biosystems Group) (a)	895	23,771
Bausch & Lomb, Inc. (a)	255	17,315
Baxter International, Inc.	2,933	110,427
Becton, Dickinson & Co.	1,195	71,796
Biogen Idec, Inc. *	1,635	74,115
Biomet, Inc.	1,169	42,750
Boston Scientific Corp. * (a)	2,796	68,474
Bristol-Myers Squibb Co. (a)	9,260	212,795
C.R. Bard, Inc.	492	32,433
Cardinal Health, Inc.	2,081	143,069
Caremark Rx, Inc. *	2,100	108,759
Chiron Corp. *	549	24,409
CIGNA Corp.	636	71,041
Coventry Health Care, Inc. *	703	40,043
Eli Lilly & Co.	5,368	303,775
Express Scripts, Inc., Class A *	650	54,470
Forest Laboratories, Inc. *	1,611	65,535
Genentech, Inc. *	10,775	996,688
Genzyme Corp. *	1,182	83,662
Gilead Sciences, Inc. *	25,935	1,364,959
Guidant Corp.	1,602	103,730
HCA, Inc.	1,687	85,194
Health Management Associates, Inc., Class A	1,201	26,374
Health Net, Inc. *	15,550	801,603
Hospira, Inc. * (a)	733	31,358
Humana, Inc. *	779	42,323
IMS Health, Inc.	1,096	27,312
IVAX Corp. *	29,000	908,570
Johnson & Johnson	35,928	2,159,272
King Pharmaceuticals, Inc. *	1,209	20,456
Laboratory Corp. of America Holdings *	597	32,148
Manor Care, Inc. (a)	395	15,709
McKesson Corp.	1,439	74,238
Medco Health Solutions, Inc. *	1,505	83,979
MedImmune, Inc. * (a)	1,114	39,012
Medtronic, Inc.	39,373	2,266,703
Merck & Co., Inc.	10,408	331,078
Millipore Corp. * (a)	225	14,859
Mylan Laboratories, Inc.	1,100	21,956
Novartis AG (a)	20,700	1,086,336
Patterson Cos., Inc. * (a)	653	21,810
Pfizer, Inc. (a)	85,469	1,993,137
Quest Diagnostics, Inc.	804	41,390
Schering-Plough Corp.	7,008	146,117
Shire Pharmaceuticals Group Plc - ADR (a)	19,725	765,133
St. Jude Medical, Inc. * (a)	1,694	85,039

Stryker Corp.	1,358	60,336
Tenet Healthcare Corp. * (a)	2,296	17,587
Teva Pharmaceutical Industries Ltd. - ADR	14,250	612,893
UnitedHealth Group, Inc.	34,351	2,134,570
Watson Pharmaceuticals, Inc. * (a)	519	16,873
WellPoint, Inc. *	3,130	249,743
Wyeth	39,245	1,808,017
Zimmer Holdings, Inc. *	9,433	636,162
		23,818,426

INDUSTRIALS (9.2%)
3M Co.	3,601	279,078
Allied Waste Industries, Inc. * (a)	1,030	9,002
American Power Conversion Corp.	817	17,974
American Standard Cos., Inc. (a)	922	36,834
Apollo Group, Inc., Class A *	720	43,531
Avery Dennison Corp. (a)	537	29,680
Boeing Co. (The)	23,170	1,627,460
Burlington Northern Santa Fe Corp.	1,786	126,485
Caterpillar, Inc.	3,206	185,211
Cendant Corp.	4,968	85,698
Cintas Corp.	638	26,273
Cooper Industries Ltd.	414	30,222
CSX Corp.	1,028	52,192
Cummins, Inc.	177	15,882
D.R. Horton, Inc.	1,300	46,449
Danaher Corp. (a)	1,144	63,812
Deere & Co.	1,198	81,596
Dover Corp.	953	38,587
Eaton Corp.	702	47,097
Emerson Electric Co.	1,974	147,458
Equifax, Inc.	637	24,219
FedEx Corp.	1,493	154,361
Fluor Corp.	445	34,381
General Dynamics Corp.	917	104,584
General Electric Co.	130,477	4,573,218
Goodrich Corp.	585	24,044
H&R Block, Inc. (a)	1,598	39,231
Honeywell International, Inc.	4,042	150,565
Illinois Tool Works, Inc.	992	87,286
Ingersoll-Rand Co. Ltd.	1,588	64,108
ITT Industries, Inc.	417	42,876
L-3 Communications Holdings, Inc.	506	37,621
Lennar Corp., Class A (a)	633	38,626
Lockheed Martin Corp.	1,710	108,807
Masco Corp. (a)	2,038	61,527
Monster Worldwide, Inc. *	550	22,451
Navistar International Corp. * (a)	356	10,189
Norfolk Southern Corp.	1,905	85,401
Northrop Grumman Corp.	1,742	104,712
PACCAR, Inc.	845	58,499
Pall Corp.	629	16,895
Parker-Hannifin Corp.	589	38,850
Pitney Bowes, Inc.	1,062	44,870
R.R. Donnelley & Sons Co. (a)	1,012	34,621
Raytheon Co.	2,164	86,885
Robert Half International, Inc.	838	31,752
Rockwell Automation, Inc.	834	49,339
Rockwell Collins, Inc.	797	37,037
Ryder System, Inc. (a)	324	13,290
Southwest Airlines Co.	3,227	53,020
Textron, Inc.	605	46,573
Tyco International Ltd.	9,634	278,037

Union Pacific Corp.	1,200	96,612
United Parcel Service, Inc.	5,276	396,490
United Technologies Corp.	32,564	1,820,652
W.W. Grainger, Inc.	410	29,151
Waste Management, Inc.	2,654	80,549
		11,971,850

INFORMATION TECHNOLOGY (21.9%)
Adobe Systems, Inc.	2,823	104,338
Advanced Micro Devices, Inc. *	1,916	58,630
Affiliated Computer Services, Inc., Class A *	619	36,632
Agilent Technologies, Inc. *	1,946	64,782
Altera Corp. * (a)	1,753	32,483
Analog Devices, Inc.	1,739	62,378
Andrew Corp. * (a)	925	9,925
Apple Computer, Inc. *	29,465	2,118,238
Applied Materials, Inc.	7,665	137,510
Applied Micro Circuits Corp. *	1,834	4,713
Autodesk, Inc.	19,417	833,960
Automatic Data Processing, Inc.	2,755	126,427
Avaya, Inc *	84,432	900,889
BMC Software, Inc. *	1,020	20,900
Broadcom Corp. * (a)	1,326	62,521
CIENA Corp. *	2,845	8,450
Cisco Systems, Inc. *	29,112	498,397
Citrix Systems, Inc. *	799	22,995
Cognizant Technology Solutions Corp. *	16,000	805,600
Computer Associates International, Inc.	2,164	61,003
Computer Sciences Corp. *	849	42,993
Compuware Corp. *	1,955	17,536
Comverse Technology, Inc. * (a)	957	25,447
Convergys Corp. *	753	11,935
Corning, Inc. *	50,537	993,557
Dell, Inc. *	11,317	339,397
Electronic Arts, Inc. * (a)	1,466	76,686
Electronic Data Systems Corp.	2,502	60,148
EMC Corp. *	80,623	1,098,085
First Data Corp.	3,681	158,320
Fiserv, Inc. *	892	38,597
Fisher Scientific International, Inc. *	572	35,384
Freescale Semiconductor, Inc., Class B *	1,888	47,521
Gateway, Inc. *	1,563	3,923
Google, Inc., Class A *	4,700	1,949,842
Hewlett-Packard Co.	73,948	2,117,131
Intel Corp.	28,801	718,873
International Business Machines Corp.	7,598	624,556
Intuit, Inc. *	870	46,371
Jabil Circuit, Inc. *	828	30,711
JDS Uniphase Corp. * (a)	8,467	19,982
KLA-Tencor Corp. (a)	970	47,850
Lexmark International Group, Inc., Class A * (a)	555	24,881
Linear Technology Corp. (a)	1,422	51,292
LSI Logic Corp. *	1,928	15,424
Lucent Technologies, Inc. *	21,075	56,060
Marvell Technology Group Ltd. * (a)	27,375	1,535,464
Maxim Integrated Products, Inc. (a)	1,567	56,788
Mercury Interactive Corp. *	376	10,449
Micron Technology, Inc. *	3,071	40,875
Microsoft Corp.	99,524	2,602,552
Molex, Inc.	676	17,542
Motorola, Inc.	76,911	1,737,419
National Semiconductor Corp.	1,654	42,971

NCR Corp. * (a)	866	29,392
Network Appliance, Inc. *	1,711	46,197
Novell, Inc. *	1,879	16,592
Novellus Systems, Inc. * (a)	711	17,149
NVIDIA Corp. *	762	27,859
Oracle Corp. *	78,780	961,904
Parametric Technology Corp. *	1,478	9,016
Paychex, Inc. (a)	1,522	58,019
PerkinElmer, Inc.	646	15,220
PMC-Sierra, Inc. *	938	7,232
QLogic Corp. * (a)	429	13,947
QUALCOMM, Inc. (a)	7,698	331,630
Sabre Holdings Corp.	659	15,888
SanDisk Corp. *	22,325	1,402,457
Sanmina-SCI Corp. *	2,573	10,961
Scientific-Atlanta, Inc.	695	29,934
Siebel Systems, Inc.	2,498	26,429
Solectron Corp. * (a)	4,540	16,616
Sun Microsystems, Inc. * (a)	16,161	67,715
Symantec Corp. *	5,121	89,618
Symbol Technologies, Inc.	1,239	15,884
Tektronix, Inc.	367	10,353
Tellabs, Inc. *	2,156	23,500
Teradyne, Inc. * (a)	960	13,987
Texas Instruments, Inc. (a)	43,833	1,405,724
Thermo Electron Corp. *	783	23,592
Unisys Corp. * (a)	1,698	9,899
Waters Corp. * (a)	520	19,656
Xerox Corp. *	4,506	66,013
Xilinx, Inc.	1,675	42,227
Yahoo!, Inc. *	48,992	1,919,507
		28,557,965

MATERIALS (1.2%)
Air Products & Chemicals, Inc.	1,017	60,196
Alcoa, Inc.	4,193	123,987
Allegheny Technologies, Inc.	442	15,947
Ball Corp.	554	22,005
Bemis Co., Inc.	510	14,209
Dow Chemical Co. (The)	4,531	198,549
E.I. Du Pont De Nemours & Co.	4,352	184,960
Eastman Chemical Co.	417	21,513
Ecolab, Inc.	934	33,876
Engelhard Corp.	536	16,160
Freeport-McMoRan Copper & Gold, Inc., Class B	824	44,331
Hercules, Inc. *	640	7,232
International Flavors & Fragrances, Inc. (a)	429	14,372
International Paper Co.	2,339	78,614
Louisiana-Pacific Corp.	498	13,680
MeadWestvaco Corp. (a)	924	25,900
Monsanto Co.	1,248	96,757
Newmont Mining Corp.	2,124	113,422
Nucor Corp.	744	49,640
Pactiv Corp. * (a)	751	16,522
Phelps Dodge Corp.	394	56,685
PPG Industries, Inc.	833	48,231
Praxair, Inc. (a)	1,476	78,169
Rohm & Haas Co.	684	33,119
Sealed Air Corp. * (a)	367	20,614
Sigma-Aldrich Corp. (a)	336	21,265
Temple-Inland, Inc.	522	23,412

United States Steel Corp.	589	28,313
Vulcan Materials Co.	478	32,385
Weyerhaeuser Co.	1,163	77,153
		1,571,218

TELECOMMUNICATIONS (1.2%)
ADC Telecommunications, Inc. *	552	12,332
Alltel Corp.	1,828	115,347
AT&T, Inc.	18,519	453,530
BellSouth Corp.	8,702	235,824
CenturyTel, Inc. (a)	661	21,919
Citizens Communications Co. (a)	1,698	20,767
Qwest Communications International, Inc. *	7,218	40,782
Sprint FON Group	13,818	322,788
Verizon Communications, Inc. (a)	13,101	394,602
		1,617,891

UTILITIES (1.5%)
AES Corp. (The) *	3,137	49,659
Allegheny Energy, Inc. *	739	23,389
Ameren Corp.	980	50,215
American Electric Power Co., Inc.	1,837	68,134
CenterPoint Energy, Inc. (a)	1,541	19,802
Cinergy Corp.	885	37,577
CMS Energy Corp. * (a)	1,062	15,410
Consolidated Edison, Inc. (a)	1,102	51,056
Constellation Energy Group, Inc.	814	46,886
Dominion Resources, Inc. (a)	1,659	128,075
DTE Energy Co.	823	35,545
Duke Energy Corp.	4,338	119,078
Dynegy, Inc. * (a)	1,601	7,749
Edison International	1,575	68,686
El Paso Corp. (a)	3,209	39,021
Entergy Corp.	922	63,295
Exelon Corp.	3,150	167,392
FirstEnergy Corp.	1,574	77,110
FPL Group, Inc.	1,852	76,969
KeySpan Corp. (a)	858	30,622
Kinder Morgan, Inc.	423	38,895
Nicor, Inc.	194	7,626
NiSource, Inc.	1,354	28,244
Peoples Energy Corp.	245	8,592
PG&E Corp. (a)	1,616	59,986
Pinnacle West Capital Corp. (a)	509	21,047
PPL Corp.	1,860	54,684
Progress Energy, Inc. (a)	1,225	53,802
Public Service Enterprise Group, Inc.	1,111	72,182
Sempra Energy	1,193	53,494
Southern Co. (a)	3,563	123,030
TECO Energy, Inc.	1,053	18,091
TXU Corp. (a)	2,396	120,255
Williams Cos., Inc. (The)	2,758	63,903
Xcel Energy, Inc. (a)	1,962	36,219
		1,935,720
Total Common Stocks (Cost $106,483,859)		129,660,191

	Principal
	Amount
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (0.1%)
U.S. TREASURY NOTES (0.1%)
U.S. Treasury Bills, 3.94%, 4/6/06 **	$85,000	84,123

Total United States Government & Agency Obligations (Cost $84,117)		84,123

REPURCHASE AGREEMENT (0.4%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $584,592, Collateralized by $890,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $547,813)	584,334	584,334

Total Repurchase Agreement (Cost $584,334)		584,334

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (6.0%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $7,813,220, Collateralized by $13,065,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $8,041,769)	7,809,766	7,809,766

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $7,809,766)		7,809,766

Total Investments (Cost $114,962,076) - 106.0%		$138,138,414

Percentages indicated are based on net assets of $130,346,378.

* Denotes non-income producing security.

** Serves as collateral for futures contracts.

(a) All or part of this security has been loaned as of December 31, 2005.

ADR - American Depositary Receipt

FUTURES CONTRACTS

	Number of Contracts	Value
E-mini S&P 500 Index, expiring March 17, 2006, (notional amount $380,945)	6	$376,440

See Notes to Statements of Investments.

RSI Retirement Trust

Value Equity Fund

Statement of Investments

December 31, 2005

(Unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
CONSUMER DISCRETIONARY (4.8%)
Comcast Corp., Class A Special * (a)	105,000	$2,697,450
Gannett Co., Inc.	12,600	763,182
TJX Cos., Inc. (The) (a)	50,000	1,161,500
		4,622,132

CONSUMER STAPLES (1.6%)
Altria Group, Inc.	20,000	1,494,400
Diageo Plc - ADR	800	46,640
		1,541,040

ENERGY (17.9%)
Apache Corp.	46,000	3,151,920
Chevron Corp.	90,000	5,109,300
Exxon Mobil Corp.	83,028	4,663,683
Kerr-McGee Corp.	17,000	1,544,620
XTO Energy, Inc.	63,333	2,782,852
		17,252,375

FINANCIALS (24.7%)
Allstate Corp. (The)	30,000	1,622,100
American International Group, Inc.	20,680	1,410,996
Citigroup, Inc.	108,956	5,287,636
J.P. Morgan Chase & Co.	96,000	3,810,240
Lehman Brothers Holdings, Inc.	25,600	3,281,152
Morgan Stanley	40,000	2,269,600
North Fork Bancorp., Inc.	63,084	1,725,978
Wachovia Corp. (a)	32,400	1,712,664
Wells Fargo & Co.	42,500	2,670,275
		23,790,641

HEALTH CARE (1.9%)
Johnson & Johnson	30,000	1,803,000

INDUSTRIALS (8.9%)
General Dynamics Corp.	18,500	2,109,925
Ingersoll-Rand Co. Ltd.	81,000	3,269,970
ITT Industries, Inc. (a)	31,000	3,187,420
		8,567,315

INFORMATION TECHNOLOGY (10.9%)
Intel Corp.	76,200	1,901,952
International Business Machines Corp.	44,000	3,616,800
Microsoft Corp.	100,000	2,615,000
Nokia Corp. - ADR	125,000	2,287,500
		10,421,252

MATERIALS (14.9%)
Alcoa, Inc.	60,000	1,774,200
Ball Corp.	49,000	1,946,280
Cemex S.A. de C.V. - ADR	47,664	2,827,905
Dow Chemical Co. (The)	61,000	2,673,020
Praxair, Inc. (a)	65,900	3,490,064
Weyerhaeuser Co.	23,400	1,552,356
		14,263,825

TELECOMMUNICATIONS (6.6%)
AT&T, Inc.	90,000	2,204,100
Telefonos de Mexico S.A. de C.V. - ADR	80,000	1,974,400
Verizon Communications, Inc. (a)	70,000	2,108,400
		6,286,900

UTILITIES (5.9%)
Exelon Corp.	40,000	2,125,600
FPL Group, Inc.	37,600	1,562,656
PPL Corp.	68,000	1,999,200
		5,687,456
Total Common Stocks (Cost $74,289,551)		94,235,936

	Principal
	Amount

REPURCHASE AGREEMENT (3.6%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $3,434,373, Collateralized by $5,770,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $3,533,548)	$3,432,855	3,432,855

Total Repurchase Agreement (Cost $3,432,855)		3,432,855

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (4.1%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $3,894,191, Collateralized by $6,545,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $4,008,158)	3,892,470	3,892,470

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $3,892,470)		3,892,470

Total Investments (Cost $81,614,876) - 105.8%		$101,561,261

Percentages indicated are based on net assets of $95,967,417.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of December 31, 2005.

ADR - American Depositary Receipt

See Notes to Statements of Investments.

RSI Retirement Trust

Emerging Growth Equity Fund

Statement of Investments
December 31, 2005
(Unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
CONSUMER DISCRETIONARY (16.3%)
Acco Brands Corp. *	6,800	$166,600
Arkansas Best Corp.	6,200	270,816
Beazer Homes USA, Inc. (a)	8,250	600,929
Bluegreen Corp. *	9,000	142,200
Cato Corp. (The)	18,850	404,333
Charming Shoppes, Inc. *	39,150	516,779
CNS, Inc. (a)	13,300	291,403
Courier Corp.	4,820	165,519
Domino’s Pizza, Inc. (a)	9,900	239,580
Elizabeth Arden, Inc. * (a)	11,700	234,702
Genesco, Inc. *	10,950	424,750
Hewitt Associates, Inc., Class A * (a)	7,100	198,871
Interline Brands, Inc. * (a)	4,500	102,375
International Speedway Corp., Class A	4,880	233,752
Jack in the Box, Inc. *	11,450	399,949
John H. Harland Co.	5,000	188,000
Journal Communications, Inc.	22,000	306,900
Journal Register Co. (a)	21,850	326,658
Lions Gate Entertainment Corp. * (a)	22,650	173,952
McGrath RentCorp	9,750	271,050
Meredith Corp.	4,880	255,419
Modine Manufacturing Co.	10,100	329,159
Navigant Consulting, Inc. * (a)	11,000	241,780
Pacific Sunwear of California, Inc. * (a)	13,400	333,928
Payless Shoesource, Inc. * (a)	14,100	353,910
Playboy Enterprises, Inc., Class B * (a)	14,150	196,544
RC2 Corp. *	1,900	67,488
Reader’s Digest Association, Inc. (The)	10,800	164,376
Regis Corp. (a)	8,380	323,217
Ritchie Bros. Auctioneers, Inc.	5,870	248,008
Ruby Tuesday, Inc. (a)	13,360	345,890
Steak n Shake Co. (The) *	25,770	436,801
Technical Olympic USA, Inc. (a)	13,325	281,024
USA Truck, Inc. * (a)	9,500	276,735
WCI Communities, Inc. *	9,550	256,418
		9,769,815

CONSUMER STAPLES (2.8%)
Carolina Group	12,350	543,277
Phillips-Van Heusen Corp.	8,200	265,680
Smart & Final, Inc. *	8,500	109,480
Spartan Stores, Inc. *	8,800	91,696
Tootsie Roll Industries, Inc.	10,757	311,200
Warnaco Group, Inc. (The) * (a)	12,100	323,312
		1,644,645

ENERGY (8.8%)
Berry Petroleum Co., Class A	2,100	120,120
CARBO Ceramics, Inc.	7,900	446,508
El Paso Electric Co. *	9,100	191,464
FMC Technologies, Inc. * (a)	3,900	167,388

Frontier Oil Corp.	20,900	784,376
Giant Industries, Inc. *	4,500	233,820
Grey Wolf, Inc. *	36,600	282,918
GulfMark Offshore, Inc. *	8,400	248,808
Headwaters, Inc. *	8,600	304,784
Holly Corp.	5,350	314,955
Hydril Co. *	2,100	131,460
Lone Star Technologies, Inc. *	5,950	307,377
Offshore Logistics, Inc. *	12,090	353,028
Parker Drilling Co. *	17,250	186,818
Remington Oil & Gas Corp. *	5,800	211,700
St. Mary Land & Exploration Co. (a)	5,400	198,774
TETRA Technologies, Inc. *	9,200	280,784
Trico Marine Services, Inc. *	7,900	205,400
W&T Offshore, Inc.	9,750	286,650
		5,257,132

FINANCIALS (16.0%)
Aaron Rents, Inc. (a)	10,450	220,286
ACE Cash Express, Inc. *	2,300	53,705
American Equity Investment Life Holding Co. (a)	10,900	142,245
Amerisafe, Inc. *	11,100	111,888
Arbor Realty Trust, Inc.	9,000	233,280
Aspen Insurance Holdings Ltd.	7,200	170,424
Aspen Technology, Inc. *	16,600	130,310
Asset Acceptance Capital Corp. * (a)	13,200	296,472
Assured Guaranty Ltd.	13,370	339,464
Boston Private Financial Holdings, Inc. (a)	11,560	351,655
Capitol Bancorp Ltd.	4,100	153,504
CBIZ, Inc. *	23,300	140,266
CompuCredit Corp. * (a)	12,500	481,000
Corus Bankshares, Inc. (a)	4,530	254,903
Ennis, Inc. (a)	10,350	188,060
Equity Inns, Inc.	19,450	263,548
Euronet Worldwide, Inc. *	7,500	208,500
EZCORP, Inc., Class A *	13,450	205,516
Financial Federal Corp. (a)	7,640	339,598
First Midwest Bancorp, Inc.	4,200	147,252
First Niagara Financial Group, Inc.	8,700	125,889
Greater Bay Bancorp	9,700	248,514
Hanmi Financial Corp. (a)	15,340	273,972
Harleysville Group, Inc.	3,600	95,400
HCC Insurance Holdings, Inc.	11,030	327,370
Hilb Rogal & Hobbs Co.	5,520	212,575
Irwin Financial Corp. (a)	8,100	173,502
ITLA Capital Corp. *	6,800	332,180
Jones Lang LaSalle, Inc.	5,900	297,065
LandAmerica Financial Group, Inc. (a)	4,000	249,600
Lazard Ltd., Class A	3,700	118,030
LTC Properties, Inc.	11,750	247,103
Municipal Mortgage & Equity LLC	4,600	118,818
National Financial Partners Corp. (a)	6,600	346,830
Safety Insurance Group, Inc.	10,150	409,756
Selective Insurance Group, Inc.	1,800	95,580
State Auto Financial Corp.	2,800	102,088
TierOne Corp.	8,350	245,574
Trustmark Corp.	4,200	115,374
W.P. Stewart & Co., Ltd.	4,600	108,422
Wilshire Bancorp, Inc.	4,400	75,636
Wintrust Financial Corp. (a)	5,680	311,832
World Acceptance Corp. *	5,100	145,350
Zenith National Insurance Corp.	8,070	372,188
		9,580,524

HEALTH CARE (12.1%)
Alpharma, Inc., Class A	10,150	289,377
Amedisys, Inc. * (a)	7,500	316,800
AmSurg Corp. *	1,950	44,577
Apria Healthcare Group, Inc. * (a)	8,080	194,809
Chattem, Inc. *	4,150	151,019
Computer Programs & Systems, Inc. (a)	4,900	203,007
Dade Behring Holdings, Inc.	6,050	247,385
Geron Corp. * (a)	51,850	446,429
Haemonetics Corp. *	5,800	283,388
Hooper Holmes, Inc.	38,390	97,895
ICU Medical, Inc. * (a)	4,350	170,564
K-V Pharmaceutical Co., Class A * (a)	26,670	549,401
Medarex, Inc. *	28,100	389,185
Pediatrix Medical Group, Inc. *	4,000	354,280
Respironics, Inc. *	8,350	309,535
Rockwood Holdings, Inc. *	10,000	197,300
STERIS Corp.	18,670	467,122
Techne Corp. * (a)	11,420	641,232
Tripath Imaging, Inc. *	36,700	221,668
Ventiv Health, Inc. *	15,000	354,300
Viropharma, Inc. *	12,200	226,310
Vital Signs, Inc.	3,300	141,306
WellCare Health Plans, Inc. *	8,100	330,885
Xenoport, Inc. *	5,200	93,340
Young Innovations, Inc. (a)	12,500	426,000
Zoll Medical Corp. *	3,300	83,127
		7,230,241

INDUSTRIALS (20.1%)
Accuride Corp. *	17,920	231,168
Bucyrus Intl., Inc. Class A (a)	8,700	458,490
Building Materials Holding Corp.	3,200	218,272
Celadon Group, Inc. *	10,950	315,360
Chicago Bridge & Iron Co. NV	11,360	286,386
CLARCOR, Inc. (a)	12,360	367,216
Clean Harbors, Inc. *	13,050	375,971
Commercial Metals Co. (a)	9,900	371,646
Commercial Vehicle Group, Inc. *	8,500	159,630
Drew Industries, Inc. * (a)	6,600	186,054
Earle M. Jorgensen Co. * (a)	18,700	172,601
Forward Air Corp. (a)	8,150	298,698
Freightcar America, Inc.	10,000	480,799
G&K Services, Inc., Class A	11,880	466,289
Genlyte Group, Inc. *	3,000	160,710
Heartland Express, Inc. (a)	18,470	374,756
Hub Group, Inc., Class A *	6,500	229,775
IDEX Corp. (a)	10,600	435,766
JLG Industries, Inc.	8,200	374,412
Korn/Ferry International * (a)	13,000	242,970
Lamson & Sessions Co. * (a)	13,350	334,017
Landauer, Inc.	8,550	394,070
Landstar System, Inc. (a)	10,850	452,879
Lennox International, Inc.	5,900	166,380
Meritage Corp. * (a)	1,600	100,672
Middleby Corp. (The) *	2,300	198,950
MSC Industrial Direct Co., Inc., Class A	9,550	384,101
MWI Veterinary Supply, Inc. *	4,600	118,726
Plexus Corp. *	11,900	270,606
Regal-Beloit Corp.	10,610	375,594

Robbins & Myers, Inc.	970	19,740
Rollins, Inc. (a)	23,500	463,184
Steelcase, Inc., Class A (a)	8,900	140,887
Stericycle, Inc. * (a)	5,090	299,699
Swift Transportation Co., Inc. * (a)	16,800	341,040
Terex Corp. *	9,650	573,209
Universal Technical Institute, Inc. *	5,700	176,358
USG Corp. *	5,800	377,000
Waste Connections, Inc. * (a)	8,910	307,039
Watson Wyatt & Co. Holdings (a)	10,920	304,668
		12,005,788

INFORMATION TECHNOLOGY (12.6%)
ADTRAN, Inc.	9,900	294,426
Argon ST, Inc. * (a)	4,300	133,214
Commscope, Inc. * (a)	12,800	257,664
Convergys Corp. *	3,250	51,513
Daktronics, Inc. (a)	5,410	159,974
EarthLink, Inc. *	25,050	278,306
Emulex Corp. *	15,700	310,703
Exar Corp. *	11,100	138,972
FactSet Research Systems, Inc.	4,820	198,391
Genesis Microchip, Inc. * (a)	23,800	430,541
Hutchinson Technology, Inc. *	2,700	76,815
Imation Corp.	5,150	237,261
Intevac, Inc. *	6,900	91,080
Itron, Inc. *	4,230	169,369
j2 Global Communications, Inc. * (a)	5,500	235,070
Kanbay International, Inc. * (a)	10,800	171,612
Komag, Inc. *	10,600	367,396
LoJack Corp. *	8,590	207,277
McDATA Corp. * (a)	43,250	164,350
Methode Electronics, Inc., Class A	19,940	198,802
Ness Technologies, Inc. *	10,200	109,854
Netgear, Inc. *	9,200	177,100
ON Semiconductor Corp. * (a)	43,100	238,343
Parametric Technology Corp. *	56,450	344,345
Photronics, Inc. *	15,800	237,948
Plantronics, Inc. (a)	16,120	456,195
ProQuest Co. * (a)	9,350	260,959
ScanSource, Inc. *	7,370	402,992
SPSS, Inc. *	15,600	482,507
Sybase, Inc. * (a)	17,750	388,015
Zoran Corp. *	17,200	278,812
		7,549,806

MATERIALS (5.6%)
AMCOL International Corp.	8,110	166,417
Cabot Microelectronics Corp. * (a)	8,350	244,906
Cleveland - Cliffs, Inc. (a)	4,100	363,137
Eagle Materials, Inc.	4,150	507,793
Gerdau Ameristeel Corp.	29,200	164,688
H.B. Fuller Co.	13,200	423,324
Kennametal, Inc.	10,150	518,055
Quanex Corp.	7,750	387,268
RBC Bearings, Inc. * (a)	500	8,125
Silgan Holdings, Inc.	7,180	259,342
Spartech Corp. (a)	13,630	299,179
		3,342,234

TELECOMMUNICATIONS (0.8%)
Dobson Communications Corp., Class A * (a)	22,250	166,875
Millicom International Cellular SA *	10,500	281,820
		448,695

UTILITIES (1.0%)
Cleco Corp. (a)	12,000	250,200
Energen Corp.	9,850	357,752
		607,952

Total Common Stocks (Cost $48,266,108)		57,436,832

	Principal
	Amount
REPURCHASE AGREEMENT (3.7%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $2,186,230, Collateralized by $3,660,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $2,252,803)	$2,185,264	2,185,264
Total Repurchase Agreement (Cost $2,185,264)		2,185,264

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (21.2%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $12,706,867, Collateralized by $21,295,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $13,075,924)	12,701,250	12,701,250
Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $12,701,250)		12,701,250

Total Investments (Cost $63,152,622) - 121.0%		$72,323,346

Percentages indicated are based on net assets of $59,787,284.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of December 31, 2005.

See Notes to Statements of Investments.

RSI Retirement Trust

International Equity Fund

Statement of Investments

December 31, 2005

(Unaudited)

	Shares	Value
COMMON STOCKS (95.4%)
Australia (2.4%)
BHP Billiton Ltd.	32,537	$542,506
Brambles Industries Ltd.	8,096	60,048
CSL Ltd.	3,662	114,065
Macquarie Airports	26,973	62,666
Newcrest Mining Ltd.	28,460	506,858
Patrick Corp., Ltd.	14,860	80,593
Rio Tinto Ltd.	3,514	177,704
		1,544,440

Austria (3.1%)
Erste Bank der Oester Spark AG	2,418	134,666
Flughafen Wien AG	1,323	94,729
Immofinanz Immobilien Anlagen AG *	25,752	247,214
OMV AG	13,015	762,589
Raiffeisen Intl Bank Holding AG *	4,745	312,004
Telekom Austria AG	10,768	242,175
Wiener Staedtische Allgemeine Versicherung AG	2,154	127,102
Wienerberger AG	2,644	105,784
		2,026,263

Belgium (1.8%)
Almancora Comm. VA	1,355	148,362
Fortis	9,507	303,280
InBev NV	1,639	71,337
KBC Groep NV	7,144	665,090
		1,188,069

Brazil (0.1%)
Aracruz Celulose SA - ADR	1,450	58,015

Canada (0.2%)
Bema Gold Corp. *	20,442	59,275
Centerra Gold, Inc. *	452	10,948
Eldorado Gold Corp. *	9,413	46,085
Ivanhoe Mines Ltd. *	2,062	14,815
		131,123

China (0.3%)
China Merchants Holdings International Co. Ltd.	29,222	63,506
Weiqiao Textile Co. Ltd., Class H	37,500	51,268
Wumart Stores, Inc., Class H	30,894	59,370
		174,144

Czech Republic (1.3%)
Komercni Banka AS - GDR	18,209	837,614

Denmark (0.9%)
Alk-Abello A/S, Class B *	525	56,161
Bryggerigruppen A/S	725	61,215
Danske Bank A/S	5,964	210,137
Novo Nordisk A/S, Class B	608	34,208
TDC A/S	1,903	114,016
Vestas Wind Systems A/S *	5,639	92,630
		568,367

Egypt (0.1%)
Telecom Egypt - GDR *	2,402	39,993

Finland (0.7%)
Fortum Oyj	4,600	86,249
Nokia Oyj, Class A	15,895	290,690
Stockmann Oyj Abp, Class B (a)	1,540	59,299
		436,238

France (10.1%)
Accor SA	788	43,336
Alcatel *	16,814	208,382
Alstom *	749	43,106
Atos Origin SA *	1,028	67,717
BNP Paribas SA	4,703	380,499
Bouygues SA	6,635	324,363
Carrefour SA	1,243	58,236
Compagnie de Saint-Gobain	2,130	126,694
Electricite de France *	1,708	64,656
Eurazeo	576	60,102
European Aeronautic Defence & Space Co.	2,571	97,081
France Telecom SA	10,741	266,869
Generale de Sante	1,792	61,727
JC Decaux SA *	2,847	66,389
L’Air Liquide SA	1,537	295,643
LaFarge SA	6,677	600,670
Lagardere S.C.A.	855	65,784
LVMH Moet Hennessy Louis Vuitton SA	7,207	640,245
Pernod Ricard	2,506	437,239
Pinault-Printemps-Redoute SA	2,308	259,947
Publicis Groupe	1,878	65,356
Renault SA	1,199	97,787
Sanofi-Aventis SA	9,082	795,525
Schneider Electric SA	1,078	96,149
Societe Television Francaise	8,008	222,189
Suez SA	5,395	167,953
Total Fina SA, Class B	2,345	589,019
Vinci SA	2,590	222,728
Vivendi Universal SA	6,483	203,052
		6,628,443

Germany (8.0%)
Adidas - Salomon AG	1,081	205,168
Allianz AG	728	110,259
BASF AG	1,633	125,122
Commerzbank AG	11,043	342,736
Continental AG	802	71,105
DaimlerChrysler AG	2,185	111,421
Deutsche Bank AG	3,149	305,577
Deutsche Boerse AG	1,578	161,422
Deutsche Post AG	12,057	292,410
Deutsche Postbank AG	1,299	75,313
Deutsche Telecom AG	9,724	161,835
E.On AG	3,046	315,341
Fraport AG	12,202	648,656
Fresenius AG	837	105,268
Fresenius Medical Care AG (a)	4,504	474,706
Henkel KGaA	1,484	137,279
Henkel KGaA, Preferred Shares	212	21,330

Hypo Real Estate Holding AG	1,234	64,182
IVG Immobilien AG	2,216	46,665
Karstadt AG * (a)	2,266	34,172
Linde AG	2,133	166,083
Man AG	666	35,539
Metro AG	1,388	67,017
Muenchener Rueckver AG	525	71,074
Prosieben Sat. 1 Media AG, Preferred Shares	8,061	154,863
RWE AG	2,754	203,353
Schering AG	969	64,863
Siemens AG	7,221	618,581
		5,191,340

Greece (0.9%)
Alpha Bank A.E.	2,830	82,742
Bank of Cyprus Ltd.	6,010	32,725
Hellenic Telecommunication Organization SA *	11,783	251,055
National Bank of Greece SA	4,648	198,065
		564,587

Hong Kong (0.3%)
Clear Media Ltd. *	42,000	34,127
Texwinca Holdings Ltd.	48,000	34,669
Yue Yuen Industrial Holdings Ltd.	34,123	95,282
		164,078

Hungary (0.6%)
Egis Rt.	739	77,840
Matav Rt.	28,781	128,987
OTP Bank Rt.	5,862	191,658
		398,485

Indonesia (0.3%)
PT Indofood Sukses Makmur Tbk.	200,000	18,543
PT Telekomunikasi Indonesia Tbk., Class B	270,583	162,653
		181,196

Ireland (0.2%)
Celtic Resources Holdings Plc *	7,305	23,372
Dragon Oil Plc *	38,449	131,280
		154,652

Italy (4.8%)
Assicurazioni Generali SpA	8,839	308,859
Banca Intesa SpA	40,206	212,973
Banca Intesa SpA, Non-Convertible Shares	47,614	235,306
Banca Popolare dell’Emilia Romagna Scrl	906	46,222
Banca Popolare di Sondrio Scrl	1,882	27,267
Banche Popolari Unite Scrl	5,873	128,748
Banco Popolare Di Verona	6,431	130,095
Banco popolare di Verona e Novara Scrl	26,174	286,739
Beni Stabili SpA	48,970	47,213
Buzzi Unicem SpA	9,616	150,476
Capitalia SpA	19,637	113,665
Cassa di Risparmio di Firenze SpA	62,568	185,154
Credito Emiliano SpA	18,276	203,894
Finmeccanica SpA	3,225	62,415
Geox SpA	2,923	32,160
Luxottica Group SpA	2,332	59,155
Parmalat SpA *	27,141	66,261
UniCredito Italiano SpA *	124,633	855,662
		3,152,264

Japan (12.9%)
Aeon Credit Service Co. Ltd.	1,400	132,497
Aiful Corp.	2,350	196,298
Aisin Seiki Co. Ltd.	1,700	62,424
Asahi Breweries Ltd.	2,578	31,460
Bank of Fukuoka Ltd. (The)	5,000	42,783
Bank of Yokohama Ltd. (The)	18,000	147,303
Bridgestone Corp.	3,000	62,458
Canon, Inc.	5,800	339,383
Chiba Bank Ltd.	3,000	25,161
Credit Saison Co. Ltd.	4,600	229,766
Dai Nippon Printing Co. Ltd.	2,000	35,617
Daikin Industries Ltd.	2,300	67,291
Denso Corp.	4,300	148,414
Dentsu, Inc.	11	35,821
East Japan Railway Co.	15	103,164
Exedy Corp.	1,000	27,985
Fanuc Ltd.	900	76,399
Fuji Photo Film Co. Ltd.	2,600	85,991
Fuji Television Network, Inc.	68	171,269
Fujitsu Ltd.	4,000	30,461
Gunma Bank Ltd. (The)	5,000	36,974
Hitachi Capital Corp.	2,900	57,793
Honda Motor Co. Ltd.	5,700	325,314
Ibiden Co. Ltd.	2,100	112,551
Itochu Corp.	12,000	100,136
Jafco Co. Ltd.	400	35,719
Japan Tobacco, Inc.	11	160,448
JS Group Corp.	1,632	32,662
Koito Manufacturing Co. Ltd.	5,000	76,832
Leopalace21 Corp.	1,032	37,457
Matsushita Electric Industrial Co. Ltd.	26,000	501,610
Mitsubishi Tokyo Financial Group, Inc.	58	787,787
Mitsui Fudosan Co. Ltd.	3,901	79,231
Mizuho Financial Group, Inc.	61	484,193
NGK Spark Plug Co. Ltd.	4,000	86,499
Nikko Cordial Corp.	4,948	78,383
Nissan Motor Co. Ltd.	2,800	28,375
Nitto Denko Corp.	2,300	179,249
Nomura Holdings, Inc.	10,708	205,225
NSK Ltd.	5,000	34,176
Orix Corp.	400	101,934
Ricoh Co. Ltd.	7,000	122,583
Secom Co. Ltd.	1,500	78,485
Sega Sammy Holdings, Inc.	1,600	53,596
Seven & I Holdings Co. Ltd. *	3,440	147,320
Sharp Corp.	8,000	121,710
SMC Corp.	400	57,157
Sony Corp.	7,312	298,879
Sumitomo Corp.	5,508	71,232
Sumitomo Mitsui Financial Group, Inc.	51	540,621
Sumitomo Rubber Industries Ltd.	2,825	40,248
Sumitomo Trust & Banking Co. Ltd.	11,000	112,407
Suzuki Motor Corp.	1,700	31,500
Takeda Pharmaceutical Co. Ltd.	1,600	86,567
Takefuji Corp.	280	19,020
TDK Corp.	600	41,367
Toppan Printing Co. Ltd.	4,000	46,744
Toshiba Corp.	17,688	105,600
Toyota Motor Corp.	13,100	679,884
Trend Micro, Inc.	1,000	37,822
Yamaha Motor Co. Ltd.	4,000	104,478
Yamanouchi Pharmaceutical Co. Ltd.	1,040	40,570
Yamato Holdings Co. Ltd.	1,179	19,557
		8,451,840

Luxembourg (0.1%)
Millicom International Cellular SA *	2,500	67,100

Mexico (0.7%)
Consorcio, ARA S.A. de C.V.	500	2,188
Fomento Economico Mexicano S.A. de C.V.	16,362	118,548
Fomento Economico Mexicano S.A. de C.V. - ADR	2,836	205,639
Grupo Financiero Banorte S.A. de C.V., Class O	59,840	123,987
Urbi Desarrollos Urbanos S.A. de C.V. *	5,028	34,774
		485,136

Netherlands (3.4%)
Aegon NV	4,281	69,677
Euronext NV	2,340	121,874
Heineken NV	4,646	147,276
ING Groep NV	12,411	430,442
Koninklijke Numico NV *	2,561	106,040
Koninklijke Philips Electronics NV	15,636	485,843
Kononklijke KPN NV	32,750	328,349
TPG NV	10,372	324,121
Unilever NV	2,270	155,442
VNU NV	1,928	63,924
		2,232,988

New Zealand (0.1%)
Auckland International Airport Ltd.	45,737	61,816

Norway (1.9%)
Acta Holding ASA	12,500	33,176
DNB Holding ASA	3,832	40,908
Norsk Hydro ASA	4,285	440,292
Orkla ASA	1,821	75,466
Statoil ASA	25,651	589,512
Telenor ASA	3,200	31,433
		1,210,787

Philippines (0.1%)
Philippine Long Distance Telephone Co.	1,350	46,758

Poland (4.0%)
Agora SA	3,302	70,198
Bank BPH	1,006	232,616
Bank Pekao SA	16,079	864,462
Bank Zachodni WBK SA	1,736	75,683
Budimex SA *	4,286	50,840
CCC SA *	4,128	39,681
Inter Cars SA	2,808	20,590
PKO Bank Polski SA	102,443	915,318
Telekomunikacja Polska SA	31,383	226,257
ZM Duda SA *	23,751	79,763
		2,575,408

Portugal (0.2%)
Jeronimo Martins SGPS SA	2,781	41,807
Portugal Telecom SGPS SA	6,613	66,927
		108,734

Russia (5.1%)
Gazprom - ADR (a)	9,786	701,656
Lukoil - ADR	9,000	534,600
Mining and Metallurgical Co. Norilsk Nickel - ADR (a)	4,473	420,909

NovaTek OAO	45	97,875
NovaTek OAO - GDR	1,696	36,888
RAO Unified Energy System - GDR *	1,930	82,025
Sberbank RF	908	1,189,480
TNK-BP *	52,958	149,342
Uralsvyazinform - ADR	3,513	25,504
Volgatelecom - ADR	9,500	74,290
		3,312,569

Singapore (0.1%)
Singapore Telecommunications Ltd.	40,000	62,816

South Korea (1.5%)
NHN Corp. *	288	76,990
Samsung Electronics Co. Ltd.	1,330	867,792
		944,782

Spain (1.8%)
ACS Actividades SA	2,077	66,897
Banco Bilbao Vizcaya Argentaria SA	24,494	437,223
Corporacion Mapfre SA	3,935	64,977
Endesa SA	5,858	154,076
Fadesa Inmobiliaria SA	1,207	39,776
Grupo Empresarial Ence SA	2,441	75,702
Grupo Ferrovial SA	1,904	131,845
Inditex	2,994	97,636
Promotora de Informaciones SA	3,397	57,903
Telefonica SA	3,669	55,199
		1,181,234

Sweden (3.3%)
Autoliv, Inc.	1,619	73,212
Ericsson LM, Class B	28,000	96,285
ForeningsSparbanken AB	17,638	481,003
Getinge AB, Class B	8,600	118,618
Hennes & Mauritz AB, Class B	1,350	45,913
Modern Times Group, Class B *	4,235	176,839
Nordea Bank AB	45,000	467,634
Skandinaviska Enskilda Banken AB, Class A	22,800	469,561
Skanska AB, Class B	13,011	198,306
TeliaSonera AB	3,500	18,825
		2,146,196

Switzerland (7.6%)
BKW FMB Energie AG *	410	27,467
Compagnie Financiere Richmont AG, Class A	5,579	242,935
Credit Suisse Group	15,562	793,738
Holcim Ltd.	7,144	486,745
Nestle SA	3,669	1,097,683
Novartis AG	16,921	889,461
Roche Holding AG	5,853	879,108
SGS SA	124	104,592
Swatch Group AG (The), Class B	2,778	412,385
Unique Zurich Airport *	108	19,395
		4,953,509

Turkey (4.8%)
Akbank T.A.S.	93,268	759,961
Dogan Sirketler Grubu Holding AS *	56,490	184,116
Enka Insaat ve Sanayi AS	2,710	33,724
Haci Omer Sabanci Holding AS	78,093	442,527
Koc Holding AS	81,703	384,307
Tupras-Turkiye Petrol Rafinerileri AS	1,807	33,195
Turkiye Garanti Bankasi AS *	124,854	453,174
Turkiye Is Bankasi, Class C	82,603	715,893
Turkiye Vakiflar Bankasi T.A.O. *	23,922	126,698
		3,133,595

United Kingdom (11.0%)
Aegis Group Plc	28,679	60,184
Anglo American Plc	3,618	123,160
Associated British Ports Holdings Plc	12,738	128,616
BAA Plc	30,331	327,122
BAE Systems Plc	15,766	103,527
Barclays Plc	16,454	172,929
BG Group Plc	3,646	36,030
BP Plc	5,317	56,612
British Land Co. Plc	2,174	39,863
British Sky Broadcasting Group Plc	6,066	51,806
Burberry Group Plc	18,407	136,067
Cadbury Schweppes Plc	5,269	49,802
Compass Group Plc	52,315	198,422
Diageo Plc	51,238	742,535
GlaxoSmithKline Plc	38,950	984,202
Highland Gold Mining Ltd.	13,480	56,924
Hilton Group Plc	69,762	436,193
Imperial Tobacco Group Plc	6,499	194,179
Kazakhmys Plc *	3,105	41,312
Kingfisher Plc	7,733	31,558
National Grid Plc	4,558	44,572
Pearson Plc	5,473	64,722
Peninsular & Oriental Steam Navigation Co. Plc	17,022	136,443
Peter Hambro Mining Plc *	5,631	89,401
Prudential Corp. Plc	14,715	139,212
Reckitt Benckiser Plc	6,842	225,964
Rolls Royce Group Plc	22,702	166,938
Royal Bank of Scotland Group Plc	4,225	127,544
SABMiller Plc	3,259	59,478
Scottish Power Plc	11,934	111,568
Scottish & Newcastle Plc	14,248	119,232
Smith & Nephew Plc	14,318	131,885
Smiths Group Plc	3,083	55,470
Tesco Plc	95,004	541,727
Vodafone Group Plc	393,569	849,610
William Hill Plc	12,972	119,487
Wolseley Plc	2,924	61,612
WPP Group Plc	20,206	218,618
		7,234,526

United States (0.7%)
News Corp., Class B (a)	19,404	322,300
Synthes, Inc.	852	95,733
Telewest Global, Inc. *	2,297	54,715
		472,748

Total Common Stocks (Cost $52,557,246)		62,121,853

WARRANTS (3.0%)
India (0.7%)
Bharti Tele-Ventures Ltd., Expires 5/31/10 *	45,035	342,757
State Bank of India, Expires 6/17/08 *	6,422	128,474
		471,231

Japan (2.3%)
Merrill Lynch LEPO Call Warrant on Nikkei 225, Expires 3/9/06 *	6,466	886,113
Merrill Lynch LEPO Call Warrant on Tokyo Price Index, Expires 3/9/06 *	43,525	613,824
		1,499,937

Total Warrants (Cost $1,805,095)		1,971,168

	Principal
	Amount
REPURCHASE AGREEMENT (0.6%)
United States (0.6%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $363,114, Collateralized by $1,020,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $624,648)	$362,954	362,954

Total Repurchase Agreement (Cost $362,954)		362,954

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (2.6%)
United States (2.6%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $1,659,279, Collateralized by $2,790,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $1,708,596)	1,658,729	1,658,729

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $1,658,729)		1,658,729

Total Investments (Cost $56,384,024) - 101.6%		$66,114,704

Percentages indicated are based on net assets of $65,042,787.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of December 31, 2005.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See Notes to Statements of Investments.

RSI Retirement Trust

Actively Managed Bond Fund

Statement of Investments

December 31, 2005

(Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS (8.6%)
ChevronTexaco Corp., 7.09%, 2/1/07	$600,000	$608,897
Citigroup, Inc., 6.50%, 1/18/11	500,000	532,752
Financing Corp., 9.40%, 2/8/18	100,000	139,946
General Electric Capital Corp., Medium Term Note, 4.63%, 8/5/25	400,000	376,355
JP Morgan & Co., Inc., Medium Term Note, 0.00%, 4/24/27	2,201,000	414,248
Merrill Lynch & Co., Inc., Medium Term Note, 0.00%, 2/25/27	4,300,000	821,046
Morgan Stanley Dean Witter, 5.30%, 3/1/13 (a)	1,000,000	1,002,006
Public Service Electric & Gas, 6.38%, 5/1/08	525,000	539,820
Transamerica Financial Corp., 0.00%, 9/1/12	3,000,000	2,033,859
US Bank N.A., 6.38%, 8/1/11	1,000,000	1,067,831
US Bank N.A., 6.30%, 2/4/14	1,500,000	1,618,421
Total Corporate Bonds (Cost $8,773,653)		9,155,181

MORTGAGE-BACKED SECURITIES (11.9%)
Bank of America Corp., Remic 03-5 1A38, 5.50%, 7/25/33	1,000,000	988,870
Bank of America Mortgage Securities, Inc., Remic 04-3 1A24, 5.50%, 4/25/34	1,000,000	985,019
Countrywide Alternative Loan Trust, Remic 05-55CB 2A2, 5.50%, 11/25/35	1,475,010	1,457,820
Countrywide Home Loans, Inc., Remic 04-J7 2A2, 4.50%, 8/25/19	1,000,000	932,037
GSR Mortgage Loan Trust, Remic 04-6F 3A3, 6.50%, 5/25/34	2,500,000	2,530,657
Residential Asset Securitization Trust, Remic 04-A9 A10, 5.75%, 12/25/34	1,000,000	1,003,778
Washington Mutual MSC Mortgage Pass-Through Certificates, Remic 03-MS2 4A6, 5.75%, 2/25/33	1,000,000	987,291
Wells Fargo Mortgage Backed Securities Trust, Remic 04-2 APO, 0.00%, 1/25/19	3,878,283	3,156,394
Wells Fargo Mortgage Backed Securities Trust, Remic 04-1 A37, 5.50%, 2/25/34	555,449	529,467
Total Mortgage-Backed Securities (Cost $12,740,191)		12,571,333

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (76.1%)
FEDERAL HOME LOAN BANK (2.0%)
4.00%, 2/27/14	1,150,000	1,133,716
4.00%, 12/15/14	1,000,000	981,968
		2,115,684

FEDERAL HOME LOAN MORTGAGE CORP. (32.4%)
9.00%, 8/1/06, Pool #730299	10,882	10,937
13.13%, 5/15/08, Remic 1515S *	533,386	564,258
6.00%, 4/15/13, Remic 2052PL	545,469	555,767
5.00%, 9/21/18, Medium Term Note	700,000	693,712
9.25%, 11/15/19, Remic 12A	18,568	18,543
9.50%, 1/15/20, Remic 21Z	46,462	46,369
8.00%, 6/15/22, Remic 1316ZA	497,899	499,641
8.00%, 6/15/22, Remic 1316Z	7,965	7,993
5.00%, 10/15/22, Remic 2662DG	775,000	753,658
6.00%, 6/15/23, Remic 2707VD	2,000,000	1,987,308
6.50%, 12/15/23, Series 1628LZ	905,584	934,277
6.50%, 6/14/24, Medium Term Note	1,000,000	1,001,353
6.50%, 2/15/26, Remic 1814D	60,443	60,630
6.00%, 3/15/28, Remic 2115BJ	2,932,000	2,953,102
5.95%, 5/15/28, Remic 2059Z	526,225	533,768
6.50%, 5/15/28, Series 2060Z	791,761	819,512
6.50%, 5/15/28, Remic 2054L	213,292	219,184
6.75%, 5/15/28, Remic 2057PE	569,041	584,951
7.50%, 5/15/28, Remic 2054PV	481,742	503,003
7.00%, 6/15/28, Remic 2064TE	207,399	215,700
6.00%, 8/15/28, Remic 2205ZA	1,432,044	1,452,594
6.25%, 2/15/29, Remic 2126CB	149,365	153,274
6.00%, 3/15/29, Remic 2132PE	1,000,000	1,019,781
6.00%, 5/15/29, Remic 2205YB	146,015	147,018
6.00%, 6/15/29, Remic 2162PH	735,398	749,929
6.00%, 8/15/29, Remic 2303CJ	354,714	355,907
6.00%, 4/15/31, Remic 2306PL	1,332,000	1,356,494
6.50%, 6/15/31, Remic 2328QE	926,042	952,811
6.50%, 7/15/31, Remic 2333KA	937,875	963,627
5.50%, 8/15/31, Remic 2672GH	2,000,000	1,974,752
6.00%, 10/15/31, Remic 2794AZ	1,099,399	1,045,671
5.50%, 11/15/31, Remic 2382DZ	646,552	609,152
5.50%, 8/15/32, Remic 2492Z	3,305,908	3,216,436
6.00%, 8/15/32, Remic 2485WG	1,000,000	1,018,448
6.00%, 8/15/32, Remic 2489PE	500,000	509,736
6.00%, 2/15/33, Remic 2575QE	1,947,035	1,983,329
6.00%, 1/15/34, Remic 2728DC	1,000,000	1,029,010
6.00%, 4/15/34, Remic 2778ZT	1,292,728	1,297,593
6.00%, 6/15/34, Remic 2809GJ	1,000,000	1,037,705
6.00%, 11/15/34, Remic 2881BZ	480,144	479,269
		34,316,202

FEDERAL NATIONAL MORTGAGE ASSOC. (22.7%)
8.25%, 5/1/10, Pool #15569	31,891	32,646
6.80%, 8/27/12	1,100,000	1,132,420
4.00%, 9/29/14	500,000	491,771
7.05%, 10/30/15	1,000,000	1,036,779
4.00%, 10/12/16	1,000,000	980,001
6.50%, 12/27/16	1,000,000	1,009,847
5.50%, 3/25/17, Remic 02-11 QG	700,000	709,535
5.13%, 9/4/18	200,000	197,765
6.00%, 4/6/20	1,000,000	993,041
6.00%, 5/19/20	750,000	740,488
8.40%, 12/25/21, Remic 91-169M	17,215	18,402
8.00%, 4/25/22, Remic 92-55DZ	1,153,660	1,196,467
7.50%, 9/25/22, Remic 92-161H	135,985	142,618
0.00%, 10/25/22, Remic 93-124M	102,819	86,889
7.80%, 10/25/22, Remic G92-57Z	231,165	241,316
7.00%, 2/25/23, Remic 97-61ZC	335,008	348,826
5.00%, 3/25/23, Remic G93-10J	251,741	244,853
7.25%, 4/25/23, Remic G93-15H	218,226	226,048

0.00%, 6/25/23, Remic 93-100K	473,678	417,189
7.00%, 7/25/23, Remic 93-112ZB	1,102,650	1,157,734
6.50%, 12/25/23, Remic 93-223ZA	1,743,193	1,789,572
7.00%, 12/25/23, Remic 93-250DZ	211,718	232,238
7.38%, 4/25/24, Remic 94-65LL	327,000	342,465
7.50%, 4/25/24, Remic 94-61E	335,746	348,939
6.00%, 9/1/25, Pool #344321	619,938	625,829
7.50%, 6/17/26, Remic G96-1PK	385,000	408,482
10.00%, 6/17/27, Remic 97-49B	16,789	18,589
6.00%, 3/18/28, Remic 98-11Z	836,781	854,566
6.50%, 10/25/28, Remic 98-59Z	751,485	765,397
9.00%, 11/25/28, Remic 98-62DC	673,925	751,280
7.50%, 2/25/30, Remic 00-2ZE	1,114,618	1,179,980
6.50%, 6/25/30, Remic 01-45TE	5,074	5,062
0.00%, 7/25/30, Remic 00-23PO	644,829	533,732
6.50%, 10/25/31, Remic 02-48GF	2,000,000	2,036,789
5.50%, 3/25/32, Remic 03-32PH	1,615,996	1,599,121
6.00%, 10/25/32, Remic 04-45ZL	1,099,399	1,109,384
		24,006,060

GOVERNMENT NATIONAL MORTGAGE ASSOC. (7.6%)
6.00%, 5/20/23, Remic 04-5VB	1,000,000	1,027,658
9.50%, 3/20/25, Pool #1977	47,365	52,429
7.50%, 9/17/25, Remic 98-26K	448,428	470,672
7.00%, 2/20/26, Remic 98-22K	389,779	404,576
7.50%, 5/16/27, Remic 97-8PE	146,085	151,867
7.50%, 7/20/27, Remic 97-11D	386,202	401,503
7.00%, 11/20/27, Remic 97-18J	116,559	117,946
8.00%, 9/16/29, Remic 99-31ZC	248,546	266,963
6.50%, 3/20/31, Remic 01-4PM	784,667	796,992
5.25%, 1/16/32, Remic 03-6BE	1,000,000	993,188
5.50%, 4/16/33, Remic 03-83BC	1,000,000	979,864
6.00%, 12/16/33, Remic 03-114Z	2,254,320	2,402,663
		8,066,321

U.S. TREASURY BONDS (4.6%)
9.25%, 2/15/16	3,520,000	4,878,086

U.S. TREASURY STRIPS (6.8%)
0.00%, 2/15/06	2,000,000	1,991,277
0.00%, 2/15/10	6,180,000	5,176,059
		7,167,336
Total United States Government & Agency Obligations (Cost $79,639,908)		80,549,689

REPURCHASE AGREEMENT (2.7%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $2,892,478, Collateralized by $4,860,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $2,976,264)	2,891,199	2,891,199

Total Repurchase Agreement (Cost $2,891,199)		2,891,199

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (0.4%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $382,767, Collateralized by $645,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $394,998)	382,598	382,598

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $382,598)		382,598

Total Investments (Cost $104,427,549) - 99.7%		$105,550,000

Percentages indicated are based on net assets of $105,872,227.

* Variable rate security.  Rate represents the rate in effect as of December 31, 2005.   Maturity reflects final maturity date.

(a) All or part of this security has been loaned as of December 31, 2005.

Remic - Real Estate Mortgage Investment Conduit

See Notes to Statements of Investments.

RSI Retirement Trust

Intermediate-Term Bond Fund

Statement of Investments

December 31, 2005

(Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS (11.0%)
Citigroup, Inc., 6.50%, 1/18/11	$500,000	$532,752
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	500,000	534,890
General Electric Co., 5.00%, 2/1/13 (a)	1,000,000	999,479
Morgan Stanley, 6.60%, 4/1/12	450,000	483,691
Old Republic International Corp., 7.00%, 6/15/07	505,000	517,655
Total Corporate Bonds (Cost $3,020,269)		3,068,467

MORTGAGE-BACKED SECURITIES (12.2%)
DLJ Acceptance Trust, Remic 89-1F, 11.00%, 8/1/19	24,455	26,715
GSR Mortgage Loan Trust, Remic 04-6F 3A3, 6.50%, 5/25/34	1,200,000	1,214,716
Residential Asset Mortgage Products, Inc., Remic 02-SL1 AI3, 7.00%, 6/25/32	637,264	635,248
Structured Asset Securities Corp., Remic 01-SB1 APO, 0.00%, 8/25/31	394,488	275,195
Structured Asset Securities Corp., Remic 03-21 1A3, 5.50%, 7/25/33	380,318	379,263
Structured Asset Securities Corp., Remic 03-33H 1A1, 5.50%, 10/25/33	155,282	153,536
Washington Mutual, Remic 02-S4 A4, 6.50%, 10/19/29	327,873	329,704
Wells Fargo Mortgage Backed Securities Trust, Remic 04-2 APO, 0.00%, 1/25/19	481,022	391,486
Total Mortgage-Backed Securities (Cost $3,517,777)		3,405,863

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (72.9%)
FEDERAL HOME LOAN BANK (8.8%)
3.00%, 8/20/08	400,000	397,434
4.00%, 10/24/11	150,000	147,721
4.00%, 11/18/11	330,000	326,414
5.00%, 11/26/12	614,286	603,737
4.15%, 3/16/15	1,000,000	980,433
		2,455,739

FEDERAL HOME LOAN MORTGAGE CORP. (25.6%)
6.50%, 10/15/08, Remic 1587Z	576,990	584,046
6.50%, 11/1/08, Gold Pool #M80719	7,971	8,027
8.00%, 9/1/09, Pool #189332	167,429	168,560
6.00%, 4/15/13, Remic 2052PL	327,281	333,460
9.00%, 3/15/20, Remic 34D	31,653	31,585
6.00%, 11/1/21, Gold Pool #C90492	152,118	154,986
8.00%, 6/15/22, Remic 1316Z	73,690	73,947
7.00%, 7/15/22, Remic 1311K	116,906	116,705
6.00%, 11/15/23, Remic 1620Z	364,147	366,187
7.00%, 12/15/23, Remic 1695EA	70,894	71,327

8.50%, 9/15/24, Remic 1753D	37,284	38,648
6.50%, 1/15/28, Remic 2036-PG	500,000	509,138
6.50%, 4/15/28, Remic 2053Z	447,662	461,005
5.95%, 5/15/28, Remic 2059Z	453,643	460,145
6.75%, 5/15/28, Remic 2057PE	497,703	511,619
7.50%, 5/15/28, Remic 2054PV	259,399	270,848
7.00%, 6/15/28, Remic 2064TE	207,399	215,700
6.25%, 12/15/28, Remic 2108CB	247,358	249,091
6.00%, 3/15/29, Remic 2132PE	793,000	808,686
6.50%, 4/15/31, Remic 2317VG	25,244	25,304
6.50%, 6/15/31, Remic 2328QE	617,361	635,207
6.00%, 1/15/34, Remic 2728DC	1,000,000	1,029,009
		7,123,230

FEDERAL NATIONAL MORTGAGE ASSOC. (31.8%)
4.02%, 8/18/08	184,000	180,584
6.50%, 3/25/09, Remic 94-32Z	127,313	128,554
3.50%, 12/1/09	500,000	494,291
6.00%, 2/8/11	150,000	150,182
5.25%, 1/28/13	500,000	495,073
7.00%, 6/25/13, Remic 93-65ZZ	689,704	711,751
6.50%, 1/1/14, Pool #50848	116,364	120,641
5.00%, 4/11/14	400,000	396,742
4.00%, 9/15/14	350,000	344,588
4.00%, 9/29/14	500,000	491,771
4.00%, 12/30/14	500,000	491,393
5.50%, 12/30/14	400,000	396,797
6.00%, 9/25/16, Remic 01-53HC	160,572	163,478
6.00%, 2/25/17, Remic 02-2UC	377,484	383,771
0.00%, 3/1/18, Remic 29-1	1,749	1,496
8.60%, 10/25/19, Remic 89-62G	25,172	26,908
7.50%, 9/25/21, Remic 91-113ZE	391,091	410,392
7.50%, 10/25/21, Remic G-41PT	87,977	90,992
7.00%, 1/25/22, Remic G92-15Z	258,106	264,274
8.00%, 1/25/23, Remic 93-4LA	52,870	55,966
0.00%, 4/25/24, Remic 94-76KB	92,988	59,978
9.00%, 6/1/25, Pool # 303437	94,158	103,138
6.00%, 9/1/25, Pool #344321	391,091	394,807
6.00%, 7/25/29, Remic 99-32B	438,245	438,480
6.00%, 10/25/31, Remic 01-53OP	643,386	654,129
5.50%, 3/25/32, Remic 03-32PH	1,000,000	989,558
5.50%, 9/25/32, Remic 03-47PD	338,000	334,648
7.00%, 1/25/42, Remic 02-14A1	68,291	70,146
		8,844,528

GOVERNMENT NATIONAL MORTGAGE ASSOC. (6.7%)
8.25%, 4/15/06, Pool #9335	9	9
8.50%, 11/20/26, Series II, Pool #2326	19,203	20,690
8.25%, 6/15/27, Pool #440640	139,772	150,014
8.25%, 9/15/27, Pool #453323	42,188	45,279
8.25%, 12/15/27, Pool #427291	13,090	14,049
7.50%, 7/16/29, Remic 00-14CD	1,141	1,139
6.00%, 6/16/32, Remic 02-41ZD	271,028	284,127
7.00%, 8/16/32, Remic 03-115BV	329,764	358,299
5.50%, 4/16/33, Remic 03-83BC	1,000,000	979,863
		1,853,469
Total United States Government & Agency Obligations (Cost $20,553,517)		20,276,966

REPURCHASE AGREEMENT (3.2%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $903,439, Collateralized by $1,510,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $924,724)	903,040	903,040

Total Repurchase Agreement (Cost $903,040)		903,040

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (0.7%)
Bear Stearns & Co., Inc., 3.98%, Due 1/3/06, Repurchase price $186,743, Collateralized by $315,000 U.S. Treasury Strips, 0.00%, Due 11/15/16 (Value $192,906)	186,660	186,660

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $186,660)		186,660

Total Investments (Cost $28,181,263) - 100.0%		$27,840,996

Percentages indicated are based on net assets of $27,837,165.

(a) All or part of this security has been loaned as of December 31, 2005.

Remic - Real Estate Mortgage Investment Conduit

See Notes to Statements of Investments.

NOTES TO STATEMENTS OF INVESTMENTS

NOTE 1. GENERAL

Participation in RSI Retirement Trust (“the Trust”) is limited to IRAs and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code (“Code”) and have been established under pension or profit sharing plans that are qualified under Section 401 of the Code (“Participating Plans”).

In order to provide investment products to Participating Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 (“Trust Agreement”), as a series fund currently issuing, as of December 31, 2005, six classes of an unlimited number of units of beneficial interest in the Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund (“Investment Funds”). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940. Retirement System Distributors Inc. (“Distributors”) acts as the primary distributor of the Investment Funds’ units of beneficial interest. Distributors is a wholly-owned subsidiary of Retirement System Group Inc. (“RSGroup®”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

(A)          Securities Valuation:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

(1)                                  each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price or bid price;

(2)                                  United States government and agency obligations and certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

(3)                                  short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by the Trust’s Board of Trustees (“Trustees”).

Investments and other assets and liabilities denominated in foreign currencies are translated daily to United States dollars at the prevailing rates of exchange. Purchases and sales of securities, including transaction costs and income receipts, are translated into United States dollars at the prevailing exchange rates on the respective transaction dates. Foreign currency exchange rates are generally determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Occasionally, events affecting the values of such securities and such exchange rates may occur between the close of trading for such securities and the time as of which the value of the Trust’s assets is calculated. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trustees or in accordance with procedures approved by the Trustees.

(B)          Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis.  Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on the interest method.  Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

Net unrealized appreciation/(depreciation) on securities consisting of gross unrealized appreciation and gross unrealized depreciation at December 31, 2005 for each of the Investment Funds was as follows:

	Net Unrealized	Gross	Gross
	Appreciation/	Unrealized	Unrealized
	(Depreciation)	Appreciation	Depreciation
Core Equity Fund	$23,171,833	$26,268,355	$(3,096,522)
Value Equity Fund	19,946,385	21,772,541	(1,826,156)
Emerging Growth Equity Fund	9,170,724	10,716,829	(1,546,105)
International Equity Fund	9,730,680	10,483,530	(752,850)
Actively Managed Bond Fund	1,122,451	2,448,429	(1,325,978)
Intermediate-Term Bond Fund	(340,267)	165,987	(506,254)

(C)          Repurchase Agreements:  The Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund (“Investment Funds”) may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds’ adviser, subject to the sellers’ agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price.  The collateral received in the repurchase agreements is deposited with the Investment Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying collateral falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(D)          Securities Loans: The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral.  The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of December 31, 2005. The cash collateral received was invested into repurchase agreements.

	Value of
	Securities	Value of
	Loaned	Collateral
Core Equity Fund	$7,607,254	$7,809,766
Value Equity Fund	3,800,318	3,892,470
Emerging Growth Equity Fund	12,283,607	12,701,250
International Equity Fund	1,487,437	1,658,729
Actively Managed Bond Fund	367,738	382,598
Intermediate-Term Bond Fund	181,678	186,660

These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds’ obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

(E)           Financial Futures Contracts:  The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S.

Government securities equal to approximately 10% of the value of the contract.  During the period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. Each Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

(F)           Forward Currency Contracts. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by an Investment Fund as unrealized appreciation or depreciation. When the forward is closed, the Investment Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. An Investment Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

As of December 31, 2005, the International Equity Fund had outstanding forward currency contracts as set forth below. These contracts are reported below as the Fund’s net unrealized loss of $25,351, which is the difference between the forward foreign exchange rates at the dates of entry into the contracts, and the forward rates at December 31, 2005.

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
Czech Koruna	03/27/06	$742,912	$766,744	$(23,832)
Total Short Contracts		$742,912	$766,744	$(23,832)

Long Contracts:
Czech Koruna	03/27/06	$458,139	$456,586	$(1,553)
South African Rand	02/01/06	11,240	11,274	34
Total Long Contracts		$469,379	$467,860	$(1,519)

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RSI Retirement Trust

By (Signature and Title)*	/s/ William Dannecker, President

William Dannecker, President

Date	2/ 10 / 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Dannecker, President

William Dannecker, President

Date	2/ 10 / 2006

By (Signature and Title)*	/s/ William J. Pieper, Treasurer

William J. Pieper, Treasurer

Date	2/ 10 / 2006

* Print the name and title of each signing officer under his or her signature.